Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 21, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2024
Document Effective Date	Aug. 21, 2024
Prospectus Date	Aug. 21, 2024
AMPLIFY CWP GROWTH & INCOME ETF | Amplify CWP Growth & Income ETF
Prospectus:
Trading Symbol	QDVO